Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Trade Receivables [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 16	$ 15	$ 15
Additions/ (Deductions)		1
Balance at end of period	16	16	15
Valuation Allowance of Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,534	1,548	1,502
Translation adjustment	28	(4)	(16)
Charged to costs and expenses	(11)		143
Additions/ (Deductions)	(913)	(10)	(81)
Balance at end of period	$ 638	$ 1,534	$ 1,548